Label	Element	Value
MFS Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS Government Securities Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities. MFS may also invest the fund’s assets in other debt instruments.

U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block] (Deprecated 2023-01-31)	rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk: Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the countries and regions to which the fund is exposed. If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage.

Active and Frequent Trading Risk: Frequent trading may increase transaction costs, which can reduce the fund’s return, and can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently, which would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2023, was 2.82%. During the period(s) shown in the bar chart, the highest quarterly return was 5.07% (for the calendar quarter ended March 31, 2020) and the lowest quarterly return was (4.85)% (for the calendar quarter ended September 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the three-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.85%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2022)
MFS Government Securities Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS Government Securities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS Government Securities Fund | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Selection Risk: MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
MFS Government Securities Fund | Debt Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.
MFS Government Securities Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.
MFS Government Securities Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.
MFS Government Securities Fund | Prepayment/Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.
MFS Government Securities Fund | Inflation-Adjusted Debt Instruments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.
MFS Government Securities Fund | Foreign Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
MFS Government Securities Fund | Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus Risk: Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the countries and regions to which the fund is exposed. If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.
MFS Government Securities Fund | When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk[Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage.
MFS Government Securities Fund | Active and Frequent Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active and Frequent Trading Risk: Frequent trading may increase transaction costs, which can reduce the fund’s return, and can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently, which would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.
MFS Government Securities Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.
MFS Government Securities Fund | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Government Securities Fund | Counterparty and Third Party Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.
MFS Government Securities Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.
MFS Government Securities Fund | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.
MFS Government Securities Fund | Bloomberg U.S. Government/Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.67%
MFS Government Securities Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.76%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,338
Annual Return 2013	rr_AnnualReturn2013	(2.96%)
Annual Return 2014	rr_AnnualReturn2014	4.63%
Annual Return 2015	rr_AnnualReturn2015	0.27%
Annual Return 2016	rr_AnnualReturn2016	0.52%
Annual Return 2017	rr_AnnualReturn2017	1.91%
Annual Return 2018	rr_AnnualReturn2018	0.27%
Annual Return 2019	rr_AnnualReturn2019	6.19%
Annual Return 2020	rr_AnnualReturn2020	6.24%
Annual Return 2021	rr_AnnualReturn2021	(2.18%)
Annual Return 2022	rr_AnnualReturn2022	(12.22%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.31%)
MFS Government Securities Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.14%)
MFS Government Securities Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.58%)
MFS Government Securities Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 554	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	779	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154	[3]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	479	[3]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	828	[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,609	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.47%)
MFS Government Securities Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154	[3]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	479	[3]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	828	[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,609	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.47%)
MFS Government Securities Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 652
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.36%
MFS Government Securities Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,812
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.62%)
MFS Government Securities Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,247
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.12%)
MFS Government Securities Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 953
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.12%
MFS Government Securities Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 652
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.37%
MFS Government Securities Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 529
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.48%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund’s management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least June 30, 2024.
[3]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.